Oct. 01, 2016
T. Rowe Price Short-Term Bond Fund

     Investor Class

     I Class

     Advisor Class

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds).

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.10% to 0.05%. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%[b]		0.34%[b]	0.34%[b]
Distribution and service (12b-1) fees	0.00		0.00	0.25
Other expenses	0.13		0.02	0.16
Total annual fund operating expenses	0.47	[b]	0.36 [b]	0.75 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$263	$591
I Class	37	116	202	456
Advisor Class	77	240	417	930